Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	Globe Photos, Inc.
Entity Central Index Key	0001527844
Document Type	S-1/A
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE